Accrued Liabilities - Components of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
Accrued Liabilities [Line Items]
Personnel expense	$ 20,685	$ 20,872				$ 20,548
Workers' compensation	14,383	15,754				15,653
Deferred revenue	13,018
Professional fees	1,826	2,145				2,623
Insurance	2,358	2,253				1,689
Utilities	1,877	1,844				1,531
Taxes	1,371	1,745				1,471
Tooling	737	686
Commodity derivative contracts	357					1,825
Other	3,027	3,125
Total accrued liabilities	59,639	48,424	59,604	40,574	48,364	48,604	59,291	63,314	72,592	84,992
Including Accrued Tooling [Member]
Accrued Liabilities [Line Items]
Other		$ 3,811				$ 3,264